LORD ABBETT     Research Fund

                Large-Cap Series o Small-Cap Value Series

                                                             2000 Annual Report


                                                               [GRAPHIC OMITTED]


                                                 Two portfolios designed to help
                                                 you build for your future


                                     [LOGO]

Lord Abbett Research Fund  Large-Cap Series o Small-Cap Value Series


                        A Tradition of
[GRAPHIC OMITTED]      Value
                        Investing

We recognize each investor's need for a well-diversified portfolio. Our value investing process can benefit investors in both large and small company stocks. Our goal, to provide investors competitive returns with relatively moderate fluctuations in price, applies to both Series.
--------------------------------------------------------------------------------
Value Investing at Work in a
Portfolio of Large Company
Stocks and a Portfolio of
Small Company Stocks

Lord Abbett Research Fund -- Large-Cap Series has produced long-term returns above the average of mutual funds that focus on value stocks of large companies.

Large-Cap Series Performance
Average Annual Total Returns as of 11/30/00



[GRAPHIC OMITTED]

                                         1 YEAR               5 YEARS
                                         ------               -------

The Large-Cap Series                     11.75%               17.55%

Lipper Average of Large                   0.81%               15.07%
Value Funds

S&P Barra 500 Value Index                 4.68%               16.28%



Lord Abbett Research Fund-- Small-Cap Value Series has outperformed small value company stocks in general and the average of mutual funds that focus on value stocks of small companies for the period since its inception.

Small-Cap Value Series Performance
Average Annual Total Returns as of 11/30/00


[GRAPHIC OMITTED]


                                         1 YEAR            Life of Series (1)
                                         ------            -----------------

The Small-Cap Value Series               25.40%            16.45%

Lipper Average of Small                  12.36%            10.95%
Value Funds

Russell 2000 Value Index                 14.32%            10.51%



Performance data shown is for Class A shares at net asset value and assumes the reinvestment of all distributions. Comparative fund performance provided by Lipper, Inc. does not account for the deduction of sales charges and would be different if sales charges were included. The Russell 2000 Value Index and the S&P Barra 500 Value Index are unmanaged indices measuring the performance of those Russell 2000 and S&P 500 companies with lower price-to-book ratios and lower forecasted earnings growth values. An investor cannot invest directly in an index. Source: Lipper, Inc.

--------------------------------------------------------------------------------
Average Annual Total Returns

Average annual total returns for the periods ended 12/31/00 at the Class A share maximum sales charge of 5.75%, with all distributions reinvested:



[GRAPHIC OMITTED]


Large-Cap Series(2)                     Small-Cap Value Series(3)


1 year          9.10%                           1 year          25.70%

5 years         17.19%                          5 years         17.61%

Life of Series   17.88%                  Life of Series         17.48%



The results quoted herein represent past performance, which is no indication of future results. The investment return and principal value of an investment in either Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.
(1)  Period 12/13/95-11/30/00 for the Small-Cap Value Series;  12/31/95-11/30/00
     for Lipper Average and 12/31/95-11/30/00 for the Russell 2000 Value Index, which is an unmanaged index. The Index is unavailable for investment.
(2)  The Large-Cap Series commenced operations 6/3/92.
(3)  The Small-Cap Value Series commenced operations 12/13/95.
During the 5-year and Life-of-Series periods shown, Lord Abbett waived or assumed a portion of fees and expenses for each Series. Please see the Series' prospectus for a history of such waivers and assumptions. There are no plans to continue such waivers and assumptions in the future.

Report to Shareholders
For the Fiscal Year Ended November 30, 2000



[PHOTO]



/s/ Robert S. Dow

Robert S. Dow
Chairman


December 6, 2000


 "Both Funds  performed very strongly  during
 an interesting  fiscal year that saw radical
 changes  in the  state  of the  economy,  in
 market    directions,    and   in   investor
 perceptions of both."



------------------------------------------------

            ======================
                     DALBAR
             HONORS COMMITMENT TO:
                   INVESTORS
                      1999
             =====================

  Lord,  Abbett & Co. is proud to  announce we
  have  received a DALBAR award for  providing
  consistently  good service to  shareholders,
  the 1999 Key  Honor  Award for  Mutual  Fund
  Service.   DALBAR,   Inc.   an   independent
  research firm and evaluator of mutual fund service, presents the award to financial services firms that provide consistently solid service to clients.

------------------------------------------------


Lord Abbett Research Fund completed its fiscal year on November 30, 2000. We are pleased to present you with an overview of performance and class-specific data for the period.

                                     Large-Cap Series

                    Class A     Class B     Class C     Class P       Class Y
                  --------------------------------------------------------------
Net asset value     $  26.83    $  26.37    $  26.41    $  26.92      $  26.74
Dividends           $   0.03    $    -      $    -      $   0.01      $   0.11
Capital gains paid  $   1.31    $   1.31    $   1.31    $   1.31      $   1.31
Total return(1)        11.75%      11.04%      11.12%      11.84%        11.82%


                                    Small-Cap Value Series

                    Class A       Class B      Class C     Class P    Class Y
                  -------------------------------------------------------------
Net asset value     $  19.60      $ 19.13       $ 19.13      $19.61     $19.77
Dividends           $      -      $     -       $    -       $    -     $    -
Capital gains paid  $      -      $     -       $    -       $    -     $    -
Total return(1)        25.40%        24.71%       24.71%      25.46%     25.84%


Year In Review

Both Funds performed very strongly during an interesting fiscal year that saw radical changes in the state of the economy, in market directions, and in investor perceptions of both. Yet many market participants seem to have drawn from all the turmoil a renewed respect for many of the time-tested investment principles that they ignored in 1998 and 1999.

Until this past spring, equity markets had existed for almost two years in a curious world where well-known investment relationships simply failed to apply. Wall Street became enamored with the technologies of what came to be known as the "new economy." By chasing a narrow group of technology, Internet and telecommunications stocks, investors created in them such strong momentum that major stock indexes rose even though the prices of some two-thirds of the issues on the NYSE and NASDAQ fell. In this great momentum-driven rise, earnings fundamentals and notions of value meant little or nothing. The shares of many "new economy" companies were bid up so far that price earnings multiples implicitly promised rapid growth over ridiculously long time frames.

By March of 2000, market participants at last began to recognize how disconnected some equity prices had become from the fundamentals of good business and sound investing. The tremendous price correction in the stocks of many "new economy" companies and the subsequent failure of many dot-com companies illustrated how tenuous many of the business models were.

At the same time, many investors began to rediscover the once ignored "old economy" stocks. Many of these companies were not being passed by. Many were using the new technologies to improve efficiencies as well as expand their reach, and many were attractively priced because they had been left behind in the euphoria of 1999 and early 2000. In the same vein, the stocks of many smaller, established companies also posted solid results in fiscal 2000.

Looking ahead to 2001, we believe recent patterns should continue to dominate equity trends. We believe that our disciplined, bottom-up, company-specific research will continue to benefit both Funds over the coming year.

Report to Shareholders
For the Fiscal Year Ended November 30, 2000


Large-Cap Value Series(2)

The Fund enjoyed a strong year in absolute terms as well as versus its peer group (see inside front cover). A number of investment decisions drove the Fund's performance.

The Fund's most significant move was to aggressively pare back exposure to many technology companies in the first quarter of 2000 due to concerns over their high valuations. The proceeds of those sales were reallocated to select companies in the drug, food, utilities and financial services industries. Performance was also aided by our investment emphasis on companies in the electric utilities industry where a number of firms benefited from deregulation. A decision to underweight exposure to companies in the telecommunications industry also benefited the Fund as many companies in that industry struggled amidst fierce price competition. Other factors that contributed to our performance included an emphasis on select companies in the consumer non-durable industry (e.g. food companies) and the finance sector.
Investments in the stocks of capital goods companies generally detracted from performance. In addition, having no exposure to companies in the transportation industry detracted from performance as overall that sector posted solid gains.

Small-Cap Value Series(2)

The Fund posted strong absolute returns and significantly outperformed its peer group and benchmark index for the fiscal year (see inside front cover).

There were a number of factors that contributed to the Fund's strong performance during the fiscal year. An emphasis on select companies in the energy industry helped the portfolio as the rise in the price of oil boosted earnings and equity valuations for many companies in the sector. In addition, the Fund's investments in healthcare companies aided performance as many firms enjoyed strong results and more investor interest as the sector in general benefited from favorable reimbursement policies. Although we were underweighted in financial services, our investments in this area also performed well. On the negative side, stocks of many companies in the technology business continued to suffer. Although we cut our technology weighting virtually in half during the year, we were still overweighted versus our benchmark and this restrained performance. Assets from the sale of technology companies were reallocated to the producer durables area (e.g. materials processing companies).

Outlook

We believe the equity markets are in the final stages of adjusting to a slowing growth rate for the U.S. economy. We further believe that the Federal Reserve appears to be trying to navigate a "soft landing." We do not foresee altering our investment strategy in the near future, but we are poised to take advantage of the ongoing shakeout in the technology sector, where we anticipate seeing future buying opportunities in companies with solid fundamentals. While momentum investing has clearly faded, its more significant players are likely to continue to create volatility in the market. Regardless, it is evident that value investing and stock picking based on in depth company research are regaining favor. These are the hallmarks of our investment discipline.

(1) Total return is the percent change in net asset value assuming the reinvestment of all distributions. Past performance is no indication of future results.

(2)  The Fund's portfolio is actively managed and subject to change.

LORD ABBETT RESEARCH FUND -- LARGE-CAP SERIES

Unique Management Style Produces an Outperformer

Shareholders investing $10,000 at the Series' inception on June 3, 1992 had a portfolio worth $40,298 as of November 30, 2000, an average annual gain of 17.83%.


[GRAPHIC OMITTED]



Lord Abbett Research Fund-              $40,298
Large-Cap Series (1)
(Thousands)

Lipper Average of Large                 $31,309
Value Funds (2)
(Thousands)


(1) Series performance is at net asset value for Class A shares and assumes the reinvestment of all distributions.

(2)  Source: Lipper, Inc. Performance reflects the period 5/31/92-11/30/00.






LORD ABBETT RESEARCH FUND -- SMALL-CAP VALUE SERIES

Seeking the Best Small-Cap Value Stocks

A $10,000 investment made on December 31, 1995 was worth $21,244 as of November 30, 2000 outperforming both the unmanaged Russell 2000 Value Index and the Lipper Average of Small Value Funds. This represents an average annual gain of 16.56%.


[GRAPHIC OMITTED]



Lord Abbett Research Fund-
Small-Cap Value Series (1)              $21,244

Lipper Average of Small
Value Funds (2)                         $16,951

Russell 2000 Value Index (3)            $16,348
(Thousands)






(1) Series performance is at net asset value for Class A shares and assumes the reinvestment of all distributions.

(2)  Source: Lipper, Inc.

(3) The Russell 2000 Value Index is an unmanaged index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted earnings growth values. An investor cannot invest directly in an index.

                          Schedule of Investments
                          SMALL-Cap Value Series November 30, 2000

                          Investments                         Shares                Value
===========================================================================================
Common Stocks and Warrants 99.40%
===========================================================================================
Aerospace/Defense         AAR Corp.                          140,000           $ 1,452,500
4.66%                     Alliant Techsystems, Inc.           72,500             4,458,750
                          Moog, Inc.-Class A*+               378,500             9,651,750
                          Precision Castparts Corp.          285,000            10,064,063
                                                                              =============
                          Total                                                 25,627,063
-------------------------------------------------------------------------------------------
Air Transport 0.92%       Alaska Air Group, Inc.*            181,200             5,062,275
-------------------------------------------------------------------------------------------
Apparel 1.79%             Cutter & Buck, Inc.*                62,000               515,375
                          K-Swiss, Inc.                       40,200               964,800
                          Phillips-Van Heusen Corp.          650,400             8,373,900
                                                                              =============
                          Total                                                  9,854,075
-------------------------------------------------------------------------------------------
Auto Parts: After
Market 0.37%              CLARCOR, Inc.                      114,500             2,046,688
-------------------------------------------------------------------------------------------
Auto Parts: Original      American Axle &
Equipment                 Manufacturing Holdings, Inc.*      214,900             2,095,275
2.61%                     Superior Industries
                          International, Inc.                359,400            12,242,063
                                                                              =============
                          Total                                                 14,337,338
-------------------------------------------------------------------------------------------
Auto Trucks & Parts
1.85%                     Oshkosh Truck Corp.                261,700            10,189,944
-------------------------------------------------------------------------------------------
Automotive 0.98%          IDEX Corp.                         166,000             5,363,875
-------------------------------------------------------------------------------------------
Banks: Money Center       UCBH Holdings, Inc.                 81,300             3,048,750
1.34%                     Webster Financial Corp.            185,000             4,312,813
                                                                              =============
                          Total                                                  7,361,563
-------------------------------------------------------------------------------------------
Banks: Regional           Cullen/Frost Bankers, Inc.          60,000             1,935,000
1.54%                     East-West Bancorp., Inc.           300,000             6,562,500
                                                                              =============
                          Total                                                  8,497,500
-------------------------------------------------------------------------------------------
Beverages 1.80%           Robert Mondavi Corp.- Class A*     199,500             9,887,719
-------------------------------------------------------------------------------------------
Broadcasting 0.26%        Salem Communications Corp.-Class A 140,500             1,413,781
-------------------------------------------------------------------------------------------
Building Materials        Florida Rock Industries, Inc.       51,400             1,699,413
2.98%                     Hughes Supply, Inc.                265,500             3,863,025
                          Simpson Manufacturing Co., Inc.*   228,800            10,839,400
                                                                              =============
                          Total                                                 16,401,838
-------------------------------------------------------------------------------------------
Business Services
1.21%                     Kronos, Inc.*                      192,300             6,634,350
-------------------------------------------------------------------------------------------
Chemicals 1.11%           Cytec Industries, Inc.*             79,400             2,744,263
                          Ferro Corp.                        101,300             2,101,975
                          MacDermid, Inc.                     66,000             1,237,500
                                                                              =============
                          Total                                                  6,083,738
-------------------------------------------------------------------------------------------
Computer Hardware         Electronics for Imaging, Inc.*     120,000             1,590,000
1.00%                     OpticNet, Inc.                      81,550                 6,524
                          Zebra Technologies Corp.-
                          Class A*                            93,600             3,919,500
                                                                              =============
                          Total                                                  5,516,024
-------------------------------------------------------------------------------------------
Computer Services         American Management
1.43%                     Systems, Inc.*                     355,000             6,567,500
                          Keane, Inc.*                       109,700             1,281,296
                                                                              =============
                          Total                                                  7,848,796
-------------------------------------------------------------------------------------------


                          Investments                         Shares                Value
===========================================================================================
Computer Software         Datastream Systems, Inc.*          650,000           $ 6,357,845
2.76%                     Performance Technologies, Inc.*     17,800               267,000
                          Systems & Computer
                           Technology Corp.*                 700,000             8,531,250
                                                                              =============
                          Total                                                 15,156,095
-------------------------------------------------------------------------------------------
Construction/Home         Centex Corp.                        45,000             1,591,875
Building 1.40%            Granite Construction, Inc.         220,000             6,118,750
                                                                              =============
                          Total                                                  7,710,625
-------------------------------------------------------------------------------------------
Consumer Electronics      Good Guys, Inc.*                 1,000,500             3,470,534
0.74%                     Good Guys, Inc.-Warrants*          387,500               605,654
                                                                              =============
                          Total                                                  4,076,188
-------------------------------------------------------------------------------------------
Consumer Products         Dreyer's Grand
2.79%                     Ice Cream, Inc.                    557,700            15,336,750
-------------------------------------------------------------------------------------------
Containers 1.79%          Ivex Packaging Corp.*+           1,125,000             9,843,750
-------------------------------------------------------------------------------------------
Data Processing           Fair Isaac & Company, Inc.          85,000             3,554,063
Equipment &               MICROS Systems, Inc.*              350,000             7,350,000
Components 1.98%                                                              =============
                          Total                                                 10,904,063
-------------------------------------------------------------------------------------------
Diversified Material/     Lydall, Inc.*                      387,500             3,729,688
Processing 2.45%          Teleflex, Inc.                     246,700             9,775,488
                                                                              =============
                          Total                                                 13,505,176
-------------------------------------------------------------------------------------------
Education Services
0.57%                     Donaldson Co., Inc.                125,300             3,116,838
-------------------------------------------------------------------------------------------
Electrical Equipment      Ametek, Inc.                        60,000             1,365,000
1.31%                     Woodhead Industries, Inc.          265,000             5,830,000
                                                                              =============
                          Total                                                  7,195,000
-------------------------------------------------------------------------------------------
Electronics 8.14%         BEI Technologies, Inc.             396,800             4,811,200
                          Rogers Corp.*+                   1,098,900            39,972,488
                                                                              =============
                          Total                                                 44,783,688
-------------------------------------------------------------------------------------------
Electronics:              Kent Electronics Corp.*            199,500             3,129,656
Equipment/                Sensormatic
Components 3.82%          Electronics Corp.*               1,000,000            17,875,000
                                                                              =============
                          Total                                                 21,004,656
-------------------------------------------------------------------------------------------
Electronics:
Semiconductor
0.16%                     Parlex Corp.*                       75,000               881,250
-------------------------------------------------------------------------------------------
Engineer/Control          Jacobs Engineering
Services 2.25%            Group, Inc.*                       191,000             8,272,688
                          Michael Baker Corp.*+              511,500             4,092,000
                                                                              =============
                          Total                                                 12,364,688
-------------------------------------------------------------------------------------------
Environmental
Services 1.34%            Ionics, Inc.*                      328,800             7,356,900
-------------------------------------------------------------------------------------------
Financial:                Doral Financial Corp.              825,000            15,571,875
Miscellaneous 4.54%       Financial Federal Corp.*           403,400             9,379,050
                                                                              =============
                          Total                                                 24,950,925
-------------------------------------------------------------------------------------------
Food 1.28%                Smithfield Foods, Inc.*            250,000             7,062,500
-------------------------------------------------------------------------------------------
Health Care               ICU Medical, Inc.*                 235,000             6,638,750
Products 3.87%            Invacare Corp.                     460,000            12,650,000
                          Mentor Corp.                       110,000             2,000,625
                                                                              =============
                          Total                                                 21,289,375
-------------------------------------------------------------------------------------------
Health Care               IDX System Corp.*                   12,900               337,013
Services 3.19%            Manor Care, Inc.*                  416,700             7,083,900


4               See Notes to Financial Statements.



                          Schedule of Investments (continued)
                          Small-Cap Value Series November 30, 2000

                          Investments                         Shares                Value
===========================================================================================
                          Renal Care Group, Inc.*            261,000           $ 5,676,750
                          STERIS Corp.*                      297,200             4,458,000
                                                                              =============
                          Total                                                 17,555,663
-------------------------------------------------------------------------------------------
Household                 Furniture Brands
Furnishing 0.86%          International, Inc.*               300,000             4,743,750
-------------------------------------------------------------------------------------------
Insurance 1.28%           Trenwick Group, Ltd.               330,000             7,053,750
-------------------------------------------------------------------------------------------
Machinery:                Briggs & Stratton Corp.             30,900             1,147,163
Industrial Specialty      Nordson Corp.                      210,000             5,893,125
3.57%                     Robbins & Myers, Inc.              240,000             5,700,000
                          Tennant Co.                        155,000             6,897,500
                                                                              =============
                          Total                                                 19,637,788
-------------------------------------------------------------------------------------------
Machinery: Oil Well       Helmerich & Payne, Inc.            249,400             7,435,238
Equipment 4.43%           Marine Drilling Co, Inc.*          240,000             4,800,000
                          National-Oilwell, Inc.*            190,000             6,056,250
                          Universal Compression
                          Holdings, Inc.*                    184,500             6,065,438
                                                                              =============
                          Total                                                 24,356,926
-------------------------------------------------------------------------------------------
Manufacturing             Carlisle Cos., Inc.                170,000             7,193,125
3.32%                     Hexcel Corp.*                      240,000             2,235,000
                          SPS Technologies, Inc.*            180,000             8,853,750
                                                                              =============
                          Total                                                 18,281,875
-------------------------------------------------------------------------------------------
Metals & Mineral
0.86%                     Maverick Tube Corp.*               370,700             4,703,256
-------------------------------------------------------------------------------------------
Miscellaneous             Entercom Communications
0.10%                     Corp.*                              19,300               569,350
-------------------------------------------------------------------------------------------
Non-Ferrous Metals        RTI International
0.71%                     Metals, Inc.*                      300,000             3,918,750
-------------------------------------------------------------------------------------------
Oil: Crude Producers      Basin Exploration, Inc.*           331,100             6,684,081
2.52%                     Forest Oil Corp.*                  580,000             7,177,500
                                                                              =============
                          Total                                                 13,861,581
-------------------------------------------------------------------------------------------


                          Investments                         Shares                Value
===========================================================================================
Paints & Coatings
1.36%                     Valspar Corp.                      270,000           $ 7,465,500
-------------------------------------------------------------------------------------------
Publishing 1.75%          Houghton Mifflin Co.                21,500               787,438
                          Scholastic Corp.*                  121,800             8,860,950
                                                                              =============
                          Total                                                  9,648,388
-------------------------------------------------------------------------------------------
Restaurants 0.86%         Buca, Inc. ADR*                    300,700             4,754,819
-------------------------------------------------------------------------------------------
Retail: Specialty
0.65%                     Coldwater Creek, Inc.*             142,400             3,586,700
-------------------------------------------------------------------------------------------
Soaps & House
Chemicals 1.43%           Church & Dwight Co., Inc.          370,000             7,839,375
-------------------------------------------------------------------------------------------
Steel 2.41%               Carpenter Technology
Corp.                     400,000                          13,275,000
-------------------------------------------------------------------------------------------
Telecommunications
0.65%                     Commscope, Inc.*                   210,000             3,556,875
-------------------------------------------------------------------------------------------
Truckers 1.79%            Heartland Express, Inc.*           105,400             2,173,875
                          Swift Transportation Co., Inc.*    454,600             7,699,780
                                                                              =============
                          Total                                                  9,873,655
-------------------------------------------------------------------------------------------
Wholesale 0.62%           MSC Industrial Direct Co.
                          Class A*                           220,000             3,410,000
-------------------------------------------------------------------------------------------
                          Total Common Stocks and
                          Warrants (Cost $470,788,939)                         546,758,035
===========================================================================================
Short-Term Investment 0.48%                          Principal Amount
===========================================================================================
                          American Express
                          Credit Corp.
                          6.50% due 12/1/2000
                          (Cost $2,660,000)                $2,660,000            2,660,000
-------------------------------------------------------------------------------------------
                          Total Investments 99.88%
                          (Cost $473,448,939)                                 $549,418,035
===========================================================================================


                       Schedule of Investments
                       Large-Cap Series November 30, 2000


                          Investments                         Shares                Value
===========================================================================================
Common Stocks 94.68%
===========================================================================================
Aerospace/Defense         Boeing Co.                          90,700           $ 6,263,968
3.06%                     United Technologies Corp.           44,000             3,115,750
                                                                              =============
                          Total                                                  9,379,718
-------------------------------------------------------------------------------------------
Aluminum 0.91%            Alcoa, Inc.                         99,000             2,790,563
-------------------------------------------------------------------------------------------
Auto Parts: Original
Equipment 1.02%           Eaton Corp.                         44,700             3,134,588
-------------------------------------------------------------------------------------------
Banks: Money Center       Bank of New York Co., Inc.          72,500             4,001,094
3.47%                     Chase Manhattan Corp.               90,000             3,318,750
                          Mellon Financial Corp.              70,900             3,323,438
                                                                              =============
                          Total                                                 10,643,282
-------------------------------------------------------------------------------------------
Banks: Regional           Bank One Corp.                      90,000             3,223,124
6.96%                     First Tennessee National Corp.     207,600             5,241,900
                          FleetBoston Financial Corp.        130,000             4,875,000


                          Investments                         Shares                Value
===========================================================================================
                          M&T Bank Corp.                      42,610           $ 2,333,324
                          Wells Fargo & Co.                  120,000             5,692,500
                                                                              =============
                          Total                                                 21,365,848
-------------------------------------------------------------------------------------------
Beverages 1.16%           Diageo plc ADR                      85,300             3,561,275
-------------------------------------------------------------------------------------------
Brokers 1.24%             Morgan Stanley Dean Witter &Co.     60,000             3,802,500
-------------------------------------------------------------------------------------------
Cable Services 1.21%      Time Warner, Inc.                   60,000             3,720,000
-------------------------------------------------------------------------------------------
Chemicals 3.63%           Dow Chemical Co.                   257,800             7,879,013
                          Rohm & Haas Co.                    109,100             3,245,725
                                                                              =============
                          Total                                                 11,124,738
-------------------------------------------------------------------------------------------
Communications
Technology 0.00%          Corvis Corp.*                          500                14,406
-------------------------------------------------------------------------------------------
Computer Hardware
0.55%                     Solectron Corp.*                    59,100             1,684,350
-------------------------------------------------------------------------------------------


                See Notes to Financial Statements.                      5



                       Schedule of Investments (continued)
                       Large-Cap Series November 30, 2000


                          Investments                         Shares                Value
===========================================================================================
Computer Services
0.83%                     First Data Corp.                    50,000           $ 2,559,375
-------------------------------------------------------------------------------------------
Computer Software         Cadence Design
2.58%                     Systems, Inc.*                     105,900             2,482,031
                          Mentor Graphics Corp.*             100,500             2,374,313
                          Peoplesoft, Inc.*                   56,900             1,891,925
                          Sybase, Inc.*                       59,000             1,180,000
                                                                              =============
                          Total                                                  7,928,269
-------------------------------------------------------------------------------------------
Conglomerates             Minnesota Mining &
2.61%                     Manufacturing Co.                   28,100             2,806,488
                          Tyco International Ltd.             98,400             5,190,600
                                                                              =============
                          Total                                                  7,997,088
-------------------------------------------------------------------------------------------
Consumer Products
0.99%                     Avon Products, Inc.                 72,980             3,037,793
-------------------------------------------------------------------------------------------
Drugs 3.77%               American Home Products Corp.       105,700             6,355,212
                          Pharmacia Corp.                     55,700             3,397,700
                          Schering-Plough Corp.               32,700             1,833,244
                                                                              =============
                          Total                                                 11,586,156
-------------------------------------------------------------------------------------------
Electric Power            Dominion Resources, Inc.           120,000             7,200,000
10.48%                    Duke Energy Corp.                  100,000             8,993,749
                          Entergy Corp.                       40,200             1,653,225
                          Exelon Corp.                        43,050             2,852,063
                          FirstEnergy Corp.                  180,000             5,310,000
                          Public Service Enterprise Group     75,600             3,231,900
                          Reliant Energy, Inc.                74,600             2,928,050
                                                                              =============
                          Total                                                 32,168,987
-------------------------------------------------------------------------------------------
Electrical Equipment
0.93%                     Emerson Electric Co.                39,100             2,849,413
-------------------------------------------------------------------------------------------
Energy Equipment &        Schlumberger Ltd.                   85,000             5,270,000
Services 2.17%            Transocean Sedco Forex, Inc.        35,000             1,395,625
                                                                              =============
                          Total                                                  6,665,625
-------------------------------------------------------------------------------------------
Entertainment 1.27%       Viacom, Inc.*                       75,950             3,882,944
-------------------------------------------------------------------------------------------
Financial Services        Federal Home Loan
2.49%                     Mortgage Corp.                      19,900             1,202,706
                          Federal National
                          Mortgage Association                64,100             5,063,900
                          MBNA Corp.                          38,700             1,381,106
                                                                              =============
                          Total                                                  7,647,712
-------------------------------------------------------------------------------------------
Food 1.61%                General Mills, Inc.                119,900             4,930,888
-------------------------------------------------------------------------------------------
Health Care Products
1.26%                     Becton Dickinson & Co.             114,200             3,882,800
-------------------------------------------------------------------------------------------
Health Care Services      CIGNA Corp.                         13,200             1,739,100
3.48%                     HCA-The Healthcare Co.             101,400             4,201,763
                          McKesson HBOC, Inc.                 52,600             1,729,225
                          UnitedHealth Group, Inc.            25,600             3,003,200
                                                                              =============
                          Total                                                 10,673,288
-------------------------------------------------------------------------------------------
Hospital Supplies
1.62%                     Baxter International, Inc.          57,300             4,960,031
-------------------------------------------------------------------------------------------


                          Investments                         Shares                Value
===========================================================================================
Insurance 10.07%          ACE Ltd.                           227,300           $ 8,978,350
                          AON Corp.                           50,000             1,553,125
                          American General Corp.              75,900             5,687,755
                          Jefferson-Pilot Corp.               85,000             5,801,250
                          Loews Corp.                         31,700             2,995,650
                          MetLife, Inc.                      199,000             5,895,375
                                                                              =============
                          Total                                                 30,911,505
-------------------------------------------------------------------------------------------
Machinery:
Agriculture 1.46%         Deere & Co.                        110,000             4,475,625
-------------------------------------------------------------------------------------------
Milling: Fruits/Grain     Archer-Daniels-
1.48%                     Midland Co.                        357,000             4,551,750
-------------------------------------------------------------------------------------------
Natural Gas 3.76%         The Coastal Corp.                  157,700            11,551,525
-------------------------------------------------------------------------------------------
Oil: Integrated           BP Amoco plc ADR                   133,800             6,347,138
International 5.40%       Exxon Mobil Corp.                   56,200             4,945,600
                          Total Fina Elf SA ADR               75,000             5,296,875
                                                                              =============
                          Total                                                 16,589,613
-------------------------------------------------------------------------------------------
Paper and Forest          Bowater, Inc.                      100,000             5,331,250
Products 4.07%            Packaging Corp. of America*        487,800             7,164,562
                                                                              =============
                          Total                                                 12,495,812
-------------------------------------------------------------------------------------------
Publishing 2.19%          Dow Jones & Co., Inc.               55,000             3,110,938
                          Tribune Co.                         97,700             3,614,900
                                                                              =============
                          Total                                                  6,725,838
-------------------------------------------------------------------------------------------
Retail 0.65%              Consolidated Stores Corp.*         234,300             2,006,194
-------------------------------------------------------------------------------------------
Supermarkets 1.06%        Safeway, Inc.*                      55,100             3,247,456
-------------------------------------------------------------------------------------------
Telecommunications        BellSouth Corp.                     42,300             1,768,669
5.24%                     SBC Communications, Inc.           127,100             6,982,555
                          Verizon Communications, Inc.       102,300             5,747,981
                          WorldCom, Inc.*                    106,600             1,592,338
                                                                              =============
                          Total                                                 16,091,543
-------------------------------------------------------------------------------------------
                          Total Common Stocks
                          (Cost $238,398,171)                                  290,638,498
===========================================================================================
Short-Term Investments 4.81%                         Principal Amount
===========================================================================================
                          American Express
                          Credit Corp.
                          6.50% due 12/1/2000             $13,760,000           13,760,000
                          Associates Corp.
                          6.53% due 12/1/2000               1,014,000            1,014,000
-------------------------------------------------------------------------------------------
                          Total Short-Term
                          Investments
                          (Cost $14,774,000)                                    14,774,000
                          Total Investments 99.49%
                          (Cost $253,172,171)                                 $305,412,498
===========================================================================================

                          *Non-income producing security.
                          +Affiliated issuer (holdings represent 5% or more
                           of the  outstanding voting securities).
                           ADR -American Depository Receipt.


6               See Notes to Financial Statements.


 Statements of Assets and Liabilities
 November 30, 2000


                                                                                    Small-Cap Value        Large-Cap
 ASSETS:                                                                                     Series          Series

    Investments in securities, at cost                                                 $473,448,939    $253,172,171
-------------------------------------------------------------------------------------------------------------------
    Investments in securities, at value                                                $549,418,035    $305,412,498
    Cash                                                                                    103,416         100,818
    Receivables:
        Investment securities sold                                                        6,220,004       1,005,119
        Capital shares sold                                                               1,230,988         613,812
        Interest and dividends                                                              400,168         711,683
    Total assets                                                                        557,372,611     307,843,930
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES:
    Payables:
        Investment securities purchased                                                   5,635,331               -
        Capital shares reacquired                                                           451,661         293,351
        12b-1 distribution fees                                                             356,977         214,511
        Management fees                                                                     347,371         189,387
        To affiliate                                                                        206,361               -
        Directors' fees                                                                      38,449          12,304
    Accrued expenses and other liabilities                                                  248,325         146,403
    Total liabilities                                                                     7,284,475         855,956
===================================================================================================================
 NET ASSETS                                                                            $550,088,136    $306,987,974
===================================================================================================================

 COMPOSITION OF NET ASSETS:
 Paid-in capital                                                                        460,179,322     243,661,558
 Undistributed (distributions in excess of) net investment income                           (43,651)        696,617
 Undistributed net realized gain on investments                                          13,983,369      10,389,472
 Net unrealized appreciation on investments                                              75,969,096      52,240,327
-------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                            $550,088,136    $306,987,974
===================================================================================================================

 Net assets by class:
 Class A Shares                                                                        $275,010,266    $200,064,333
 Class B Shares                                                                        $153,894,105     $79,967,695
 Class C Shares                                                                         $51,060,400     $26,953,413
 Class P Shares                                                                              $1,362          $1,281
 Class Y Shares                                                                         $70,122,003       $1,251.78

 Outstanding shares by class:
 Class A Shares                                                                          14,028,828       7,457,243
 Class B Shares                                                                           8,046,748       3,032,657
 Class C Shares                                                                           2,669,824       1,020,640
 Class P Shares                                                                              69.442          47.577
 Class Y Shares                                                                           3,546,381          46.805

 Net asset value, offering and redemption price per share
(net assets divided by outstanding shares):
 Class A Shares-Net asset value                                                              $19.60          $26.83
 Class A Shares-Maximum offering price  (Net asset value plus sales charge of 5.75%)         $20.80          $28.47
 Class B Shares-Net asset value                                                              $19.13          $26.37
 Class C Shares-Net asset value                                                              $19.13          $26.41
 Class P Shares-Net asset value                                                              $19.61          $26.92
 Class Y Shares-Net asset value                                                              $19.77          $26.74
===================================================================================================================


                See Notes to Financial Statements.                      7



 Statements of Operations
 For the Year Ended November 30, 2000


                                                                                 Small-Cap Value             Large-Cap
 Investment Income:                                                                      Series                 Series

 Dividends                                                                           $ 2,665,553           $ 4,898,513
 Interest                                                                                197,582               742,386
 Foreign withholding tax                                                                 (32,510)              (21,585)
-----------------------------------------------------------------------------------------------------------------------
 Total investment income                                                               2,830,625             5,619,314
-----------------------------------------------------------------------------------------------------------------------

 Expenses:
 Management fee                                                                        3,800,834             2,153,563
 12b-1 distribution plan-Class A                                                         928,613               716,676
 12b-1 distribution plan-Class B                                                       1,494,090               732,430
 12b-1 distribution plan-Class C                                                         461,955               211,492
 12b-1 distribution plan-Class P                                                               6                     5
 Shareholder servicing                                                                 1,353,676               806,654
 Custody10,382                                                                             8,343
 Reports to shareholders                                                                 374,191                92,085
 To affiliate                                                                            399,601                     -
 Registration                                                                            131,999               130,000
 Professional                                                                             61,179                35,605
 Directors' fees                                                                          37,965                 8,920
 Other                                                                                    92,088                19,136
-----------------------------------------------------------------------------------------------------------------------
 Gross expenses                                                                        9,146,579             4,914,909
    Expense reductions                                                                   (26,911)              (11,037)
-----------------------------------------------------------------------------------------------------------------------
 Net expenses                                                                          9,119,668             4,903,872
-----------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                         (6,289,043)              715,442
-----------------------------------------------------------------------------------------------------------------------

 Realized and unrealized gain on investments:
 Net realized gain from investment transactions                                       52,995,082            10,392,337
 Net change in unrealized appreciation/depreciation on investments                    65,717,896            20,201,865
=======================================================================================================================
 Net realized and unrealized gain on investments                                     118,712,978            30,594,202
=======================================================================================================================
 Net Increase in Net Assets Resulting From Operations                               $112,423,935           $31,309,644
=======================================================================================================================





8               See Notes to Financial Statements.


Statements of Changes in Net Assets
 Year Ended November 30, 2000



INCREASE (DECREASE) IN NET ASSETS
                                                                                    Small-Cap Value                Large-Cap
 Operations:                                                                                 Series                   Series

 Net investment income (loss)                                                          $ (6,289,043)            $    715,442
 Net realized gain from investment transactions                                          52,995,082               10,392,337
 Net change in unrealized appreciation/depreciation on investments                       65,717,896               20,201,865
-----------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                                   112,423,935               31,309,644
=============================================================================================================================

 Distributions to shareholders from:
 Net investment income
    Class A                                                                                       -                 (206,685)
    Class B                                                                                       -                        -
    Class C                                                                                       -                        -
    Class P                                                                                       -                       (1)
    Class Y                                                                                       -                       (5)

 Net realized gain
    Class A                                                                                       -               (8,833,818)
    Class B                                                                                       -               (3,604,418)
    Class C                                                                                       -                 (920,025)
    Class P                                                                                       -                      (59)
    Class Y                                                                                       -                      (58)
-----------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                              -              (13,565,069)
=============================================================================================================================
 Capital share transactions:
 Net proceeds from sales of shares                                                      113,154,077               83,850,853
 Reinvestment of distributions                                                                    -               13,086,232
 Cost of shares reacquired                                                             (136,038,914)             (63,696,881)
-----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital share transactions        (22,884,837)              33,240,204
=============================================================================================================================
 Net increase in net assets                                                              89,539,098               50,984,779
=============================================================================================================================

 NET ASSETS:
 Beginning of year                                                                      460,549,038              256,003,195
 End of year                                                                          $ 550,088,136            $ 306,987,974
=============================================================================================================================
 Undistributed (distributions in excess of) net investment income                     $     (43,651)           $     696,617
=============================================================================================================================



                See Notes to Financial Statements.                             9


Statements of Changes in Net Assets
 Year Ended November 30, 1999

INCREASE (DECREASE) IN NET ASSETS
                                                                                 Small-Cap Value                Large-Cap
 Operations:                                                                              Series                   Series

 Net investment income (loss)                                                       $ (5,197,874)              $  211,908
 Net realized gain (loss) from investment transactions                                (8,631,538)              13,423,990
 Net change in unrealized appreciation/depreciation on investments                    44,960,551               13,428,381
--------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                                 31,131,139               27,064,279
==========================================================================================================================

 Distributions to shareholders from:
 Net investment income
    Class A                                                                                    -                 (477,863)
    Class B                                                                                    -                     (172)
    Class C                                                                                    -                      (40)
    Class P                                                                                    -                       (1)
    Class Y                                                                                    -                       (2)

 Net realized gain
    Class A                                                                                    -                 (747,010)
    Class B                                                                                    -                 (272,906)
    Class C                                                                                    -                  (60,913)
--------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                           -               (1,558,907)
==========================================================================================================================

 Capital share transactions:
 Net proceeds from sales of shares                                                   105,814,165              120,696,797
 Reinvestment of distributions                                                                 -                1,507,539
 Cost of shares reacquired                                                          (191,775,139)             (34,859,734)
--------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital share transaction      (85,960,974)              87,344,602
==========================================================================================================================
 Net increase (decrease) in net assets                                               (54,829,835)             112,849,974
==========================================================================================================================

 NET ASSETS:
 Beginning of year                                                                   515,378,873              143,153,221
--------------------------------------------------------------------------------------------------------------------------
 End of year                                                                       $ 460,549,038             $256,003,195
==========================================================================================================================
 Undistributed (distributions in excess of) net investment income                  $      (1,774)            $     12,582
==========================================================================================================================




10              See Notes to Financial Statements.


 Financial Highlights
 Small-Cap Value Series



                                                                               Year Ended 11/30,                12/13/1995(b)
                                                               ------------------------------------------------        to
 Per Share Operating Performance (Class A Shares)               2000         1999         1998         1997       11/30/1996

 Net asset value, beginning of period                          $15.63       $14.36       $16.56       $12.01      $10.00
                                                               =========  ============  ===========  ==========  ========
 Investment operations
    Net investment income (loss)                                 (.19)(e)     (.12)(e)     (.06)(e)      .02(e)      .13
    Net realized and unrealized gain (loss) on investments       4.16         1.39        (1.85)        4.53        2.66
                                                               ---------  ------------  -----------  ----------  --------
      Total from investment operations                           3.97         1.27        (1.91)        4.55        2.79
                                                               ---------  ------------  -----------  ----------  --------

 Distributions to shareholders from:
    Net investment income                                           -            -            -            -        (.08)
    Net realized gain                                               -            -         (.29)           -        (.70)
                                                               ---------  ------------  -----------  ----------  --------
      Total distributions                                           -            -         (.29)           -        (.78)
                                                               ---------  ------------  -----------  ----------  --------
 Net asset value, end of period                                $19.60       $15.63       $14.36       $16.56      $12.01
                                                               =========  ============  ===========  ==========  ========

 Total Return(a)                                                25.40%        8.84%      (11.71)%      37.89%      28.24%(d)

 Ratios to Average Net Assets
    Expenses, including expense reductions                       1.60%        1.52%        1.28%        1.17%        .01%(d)
    Expenses, excluding expense reductions                       1.60%        1.52%        1.28%        1.17%       1.00%(d)
    Net investment income (loss)                                (1.04)%       (.80)%       (.37)%        .10%       1.02%(d)



                                                                               Year Ended 11/30,                   11/15/1996(c)
                                                               ------------------------------------------------        to
 Per Share Operating Performance (Class B Shares)                2000        1999          1998        1997         11/30/1996

 Net asset value, beginning of period                          $15.34       $14.20       $16.44       $12.00       $11.67
                                                               =========  ============  ===========  ==========  ========
 Investment operations
    Net investment loss                                          (.29)(e)     (.22)(e)     (.17)(e)     (.09)(e)        -
    Net realized and unrealized gain (loss) on investments       4.08         1.36        (1.82)        4.53          .33
                                                               ---------  ------------  -----------  ----------  --------
      Total from investment operations                           3.79         1.14        (1.99)        4.44          .33
                                                               ---------  ------------  -----------  ----------  --------

 Distributions to shareholders from:
    Net realized gain                                               -            -         (.25)           -            -
                                                               ---------  ------------  -----------  ----------  --------
 Net asset value, end of period                                $19.13       $15.34       $14.20       $16.44       $12.00
                                                               =========  ============  ===========  ==========  ========

 Total Return(a)                                                24.71%        8.03%      (12.27)%      37.00%        2.84%(d)

 Ratios to Average Net Assets
    Expenses, including expense reductions                       2.23%        2.19%        2.00%        1.86%         .04%(d)
    Expenses, excluding expense reductions                       2.23%        2.19%        2.00%        1.86%         .07%(d)
    Net investment income (loss)                                (1.67)%      (1.48)%      (1.09)%       (.56)%        .01%(d)



                See Notes to Financial Statements.                      11




Financial Highlights (continued)
 Small-Cap Value Series





                                                                             Year Ended 11/30,       4/1/1997(c)
                                                               ----------------------------------        to
 Per Share Operating Performance (Class C Shares)                2000         1999        1998       11/30/1997

 Net asset value, beginning of period                          $15.34       $14.20       $16.44       $12.81
                                                               =========  ============  ===========  ==========
 Investment operations
    Net investment loss                                          (.29)(e)     (.22)(e)     (.17)(e)     (.05)(e)
    Net realized and unrealized gain (loss) on investments       4.08         1.36        (1.82)        3.68
                                                               ---------  ------------  -----------  ----------
      Total from investment operations                           3.79         1.14        (1.99)        3.63
                                                               ---------  ------------  -----------  ----------

 Distributions to shareholders from:
    Net realized gain                                            -            -            (.25)        -
                                                               ---------  ------------  -----------  ----------
 Net asset value, end of period                                $19.13       $15.34       $14.20       $16.44
                                                               =========  ============  ===========  ==========

 Total Return(a)                                                24.71%        8.03%      (12.27)%      28.34%(d)

 Ratios to Average Net Assets
    Expenses, including expense reductions                       2.23%        2.19%        2.00%        1.25%(d)
    Expenses, excluding expense reductions                       2.23%        2.19%        2.00%        1.25%(d)
    Net investment loss                                         (1.67)%      (1.48)%      (1.09)%  (.30)%(d)


                                                                     Year           6/23/1999(c)
                                                                    Ended              to
 Per Share Operating Performance (Class P Shares)                 11/30/2000       11/30/1999

 Net asset value, beginning of period                               $15.63             $16.41
                                                                   =========       ===========
 Investment operations
    Net investment loss                                               (.20)(e)           (.06)(e)
    Net realized and unrealized gain (loss) on investments            4.18               (.72)
                                                                   ---------       -----------
      Total from investment operations                                3.98               (.78)
                                                                   ---------       -----------
 Net asset value, end of period                                     $19.61             $15.63
                                                                   =========       ===========

 Total Return(a)                                                     25.46%             (4.75)%(d)

 Ratios to Average Net Assets
    Expenses, including expense reductions                            1.68%               .72%(d)
    Expenses, excluding expense reductions                            1.68%               .72%(d)
    Net investment loss                                              (1.00)%             (.41)%(d)



12              See Notes to Financial Statements.



 Financial Highlights (continued)
 Small-Cap Value Series





                                                                                   Year Ended 11/30,           12/30/1997(c)
                                                                          ----------------------------------        to
 Per Share Operating Performance (Class Y Shares)                               2000               1999        11/30/1998

 Net asset value, beginning of period                                         $15.71             $14.40             $16.34
                                                                             =========        ============      ===========
 Investment operations
    Net investment loss                                                         (.12)(e)           (.07)(e)           (.01)(e)
    Net realized and unrealized gain (loss) on investments                      4.18               1.38              (1.93)
                                                                             ----------       ------------      ------------
      Total from investment operations                                          4.06               1.31              (1.94)
                                                                             ----------       ------------      ------------
 Net asset value, end of period                                               $19.77             $15.71             $14.40
                                                                             =========        ============      ===========

 Total Return(a)                                                               25.84%              9.10%            (11.87)%(d)

 Ratios to Average Net Assets
    Expenses, including expense reductions                                      1.23%              1.19%               .96%(d)
    Expenses, excluding expense reductions                                      1.23%              1.19%               .96%(d)
    Net investment loss                                                         (.67)%             (.47)%             (.05)%(d)



                                                                     Year Ended 11/30,                            12/13/1995(b)
                                               -------------------------------------------------------------            to
 Supplemental Data for All Classes:            2000               1999               1998               1997       11/30/1996
----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (000)        $550,088           $460,549           $515,379           $435,776              $8,772
    Portfolio turnover rate                  76.21%             83.93%             67.86%             45.24%             110.09%
----------------------------------------------------------------------------------------------------------------------------------

 (a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (b) Commencement of operations.
 (c) Commencement of offering of class shares.
 (d) Not annualized.
 (e) Calculated using average shares outstanding during the year.







                See Notes to Financial Statements.                      13


 Financial Highlights
 Large-Cap Series


                                                                                    Year Ended 11/30,
-----------------------------------------------------------------------------------------------------------------------------------
                                                         2000         1999         1998         1997         1996
 Per Share Operating Performance (Class A Shares)
 Net asset value, beginning of year                     $25.32       $21.91       $20.08       $17.86       $15.54
                                                       =========     ========     ========    ========      =======
 Investment operations
    Net investment income                                  .11(e)       .08(e)       .15(e)       .08(e)       .27
    Net realized and unrealized gain on investments       2.74         3.60         2.45         3.21         3.51
                                                       ---------     --------     --------    --------     --------
    Total from investment operations                      2.85         3.68         2.60         3.29         3.78
                                                       ---------     --------     --------    --------     --------

 Distributions to shareholders from:
    Net investment income                                 (.03)        (.10)        (.06)        (.12)        (.57)
    Net realized gain                                    (1.31)        (.17)        (.71)        (.95)        (.89)
                                                       ---------     --------     --------    --------     --------
      Total distributions                                (1.34)        (.27)        (.77)       (1.07)       (1.46)
                                                       ---------     --------     --------    --------     --------
 Net asset value, end of year                           $26.83       $25.32       $21.91       $20.08       $17.86
                                                       =========     ========     ========    ========      =======

 Total Return(a)                                         11.75%       16.99%       13.45%       19.87%       26.25%

 Ratios to Average Net Assets
     Expenses, including expense reductions               1.54%        1.43%        1.24%        1.52%         .36%
    Expenses, excluding expense reductions                1.54%        1.43%        1.24%        1.52%         .96%
    Net investment income                                  .46%         .33%         .74%         .42%        2.24%



                                                                             Year Ended 11/30,          8/1/1996(c)
                                                       ----------------------------------------------       to
                                                            2000       1999        1998        1997     11/30/1996
 Per Share Operating Performance (Class B Shares)
 Net asset value, beginning of period                   $25.03       $21.71       $20.00     $17.83       $15.24
                                                       =========     ========     ========    ========     ========
 Investment operations
    Net investment income (loss)                          (.04)(e)     (.09)(e)        -(b)(e) (.06)(e)      .12
    Net realized and unrealized gain on investments       2.69         3.58         2.42       3.20         2.66
                                                       ---------     --------     --------    --------     --------
      Total from investment operations                    2.65         3.49         2.42       3.14         2.78
                                                       ---------     --------     --------    --------     --------

 Distributions to shareholders from:
    Net investment income                                 -            -            -          (.02)        (.19)
    Net realized gain                                    (1.31)        (.17)        (.71)      (.95)        -
                                                       ---------     --------     --------    --------     --------
      Total distributions                                (1.31)        (.17)        (.71)      (.97)        (.19)
                                                       ---------     --------     --------    --------     --------
 Net asset value, end of period                         $26.37       $25.03       $21.71     $20.00       $17.83
                                                       =========     ========     ========    ========    ========

 Total Return(a)                                         11.04%       16.21%       12.56%     18.92%       18.39%(d)

 Ratios to Average Net Assets
    Expenses, including expense reductions                2.15%        2.11%        2.00%      2.28%         .59%(d)
    Expenses, excluding expense reductions                2.15%        2.11%        2.00%      2.28%         .59%(d)
    Net investment income (loss)                          (.16)%       (.35)%       (.01)%     (.34)%        .22%(d)


14              See Notes to Financial Statements.



 Financial Highlights (continued)
 Large-Cap Series



                                                                           Year Ended 11/30,      4/1/1997(c)
                                                             --------------------------------         to
                                                               2000          1999       1998      11/30/1997
 Per Share Operating Performance (Class C Shares)
 Net asset value, beginning of period                        $25.05       $21.73       $20.01       $16.90
                                                           =========     ========     ========    ========
 Investment operations
    Net investment loss                                        (.03)(e)     (.09)(e)     (.01)(e)     (.07)(e)
    Net realized and unrealized gain on investments            2.70         3.58         2.44         3.18
                                                           ---------     --------     --------    --------
      Total from investment operations                         2.67         3.49         2.43         3.11
                                                           ---------     --------     --------    --------
    Distributions to shareholders from net realized gain      (1.31)        (.17)        (.71)           -
                                                           ---------     --------     --------    --------
 Net asset value, end of period                              $26.41       $25.05       $21.73       $20.01
                                                           =========     ========     ========    ========

 Total Return(a)                                              11.12%       16.20%       12.61%       18.40%(d)

 Ratios to Average Net Assets
    Expenses, including expense reductions                     2.15%        2.11%        2.00%        1.54%(d)
    Expenses, excluding expense reductions                     2.15%        2.11%        2.00%        1.54%(d)
    Net investment loss                                        (.14)%       (.35)%       (.04)%       (.37)%(d)


                                                         Year       4/28/1999(c)
                                                         Ended          to
                                                       11/30/2000   11/30/1999
 Per Share Operating Performance (Class P Shares)
 Net asset value, beginning of period                   $25.36       $25.09
                                                       =========     ========
 Investment operations
    Net investment income                                  .10(e)       .09(e)
    Net realized and unrealized gain on investments       2.78          .21
                                                       ---------     --------
      Total from investment operations                    2.88          .30
                                                       ---------     --------

 Distributions to shareholders from:
    Net investment income                                 (.01)        (.03)
    Net realized gain                                    (1.31)
                                                       ---------     --------
      Total distributions                                (1.32)        (.03)
                                                       ---------     --------
 Net asset value, end of period                         $26.92       $25.36
                                                       =========     ========

 Total Return(a)                                         11.84%        1.20%(d)

 Ratios to Average Net Assets
    Expenses, including expense reductions                1.60%         .92%(d)
    Expenses, excluding expense reductions                1.60%         .92%(d)
    Net investment income                                  .40%         .34%(d)





                See Notes to Financial Statements.                      15


 Financial Highlights (continued)
 Large-Cap Series


                                                          Year      5/4/1999(c)
                                                          Ended          to
                                                       11/30/2000   11/30/1999

 Per Share Operating Performance (Class Y Shares)
 Net asset value, beginning of period                   $25.30       $25.21
                                                       =========     ========
 Investment operations
    Net investment income                                  .22(e)       .04(e)
    Net realized and unrealized gain on investments       2.64          .09
                                                       ---------     --------
      Total from investment operations                    2.86          .13
                                                       ---------     --------

 Distributions to shareholders from:
    Net investment income                                 (.11)        (.04)
    Net realized gain                                    (1.31)        -
                                                       ---------     --------
      Total distributions                                (1.42)        (.04)
                                                       ---------     --------
 Net asset value, end of period                         $26.74       $25.30
                                                       =========     ========

 Total Return(a)                                         11.82%         .52%(d)

 Ratios to Average Net Assets
    Expenses, including expense reductions                1.15%         .63%(d)
    Expenses, excluding expense reductions                1.15%         .63%(d)
    Net investment income                                  .85%         .15%(d)


                                                                             Year Ended 11/30,
------------------------------------------------------------------------------------------------------------------------------------
 Supplemental Data for All Classes:               2000               1999               1998               1997               1996
------------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of year (000)             $306,988           $256,003           $143,153            $69,796            $23,592
    Portfolio turnover rate                     74.72%             60.59%             99.14%             30.81%             62.25%
------------------------------------------------------------------------------------------------------------------------------------
 (a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (b) Amount represents less than $.01.
 (c) Commencement of offering of class shares.
 (d) Not annualized.
 (e) Calculated using average shares outstanding during the period.



16              See Notes to Financial Statements.

Notes to Financial Statements


1.   Organization

Lord Abbett Research Fund, Inc. (the "Company") is an open-end management investment company incorporated under Maryland law on April 26, 1992. The Company consists of three separate portfolios ("Series"). This report covers the following two Series: Small-Cap Value Series and Large-Cap Series. Each Series is diversified under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.


2.   Significant Accounting Policies

(a) Investment Valuation-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchange. Securities admitted to trading on the NASDAQ National Market System are valued at the last sale prices if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Security Transactions and Investment Income-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) Federal Taxes-It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable net investment income and capital gains to their shareholders. Therefore, no federal income tax provision is required.

(d) Expenses-Expenses incurred by the Company that do not specifically relate to an individual Series are allocated to the Series on a pro rata basis. Class A, Class B, Class C and Class P bear all the expenses and fees relating to their respective 12b-1 Plans.



3.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES


Management Fees

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolios. The management fee is based on average daily net assets for each month at an annual rate of 0.75%.

12b-1 Plans

Each of the Series has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee                     Class A         Class B           Class C       Class P
--------------------------------------------------------------------------------
Service                  .25%            .25%         up to .25%(2)(3)    .20%
Distribution             .10%(1)         .75%         up to .75%(2)(3)    .25%

(1) In addition, each Series pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a one-year period.
(2) Paid at the time such shares are sold, which is generally amortized over a one-year period.
(3) Paid at each quarter-end after the first anniversary of the sale of such shares.


Class Y of each Series does not have a distribution plan.

Small-Cap Value Series along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with the Alpha Series of Lord Abbett Securities Trust pursuant to which the Underlying Funds will pay a portion of the expenses of the Alpha Series in proportion to the average daily value of shares owned by the Alpha Series.

Commissions

Distributor received the following commissions on sales of shares of the Company after concessions were paid to authorized distributors for the year ended November 30, 2000:

                                             Distributor                Dealers'
                                             Commissions             Concessions
--------------------------------------------------------------------------------
Small-Cap Value Series                          $ 70,683                $408,431
Large-Cap Series                                 165,145                 901,592

Certain of the Series' officers and directors have an interest in Lord Abbett.


4.   DISTRIBUTIONS

Dividends from net investment income, if any, are declared and distributed annually for Small-Cap Value Series and semi-annually for Large-Cap Series. Net realized gain from investment transactions, if any, is distributed to shareholders annually. Distributions declared on December 14, 2000 and paid on December 15, 2000 to shareholders of record as of December 14, 2000 were as follows:

                                                   Rate               Aggregate
                                              Per Share                  Amount
--------------------------------------------------------------------------------
Small-Cap Value Series
    Long-Term Capital Gains-Class A             $0.4937              $6,935,468
    Long-Term Capital Gains-Class B              0.4937               3,970,442
    Long-Term Capital Gains-Class C              0.4937               1,326,507
    Long-Term Capital Gains-Class P              0.4937                      34
    Long-Term Capital Gains-Class Y              0.4937               1,750,835

Large-Cap Series
    Net Investment Income-Class A                0.0859                 639,788
    Net Investment Income-Class P                0.0786                       4
    Net Investment Income-Class Y                0.1753                       8
    Short-Term Capital Gains-Class A             0.0059                  44,180
    Short-Term Capital Gains-Class B             0.0059                  18,019
    Short-Term Capital Gains-Class C             0.0059                   6,084
    Short-Term Capital Gains-Class P             0.0059                       1
    Short-Term Capital Gains-Class Y             0.0059                       1
    Long-Term Capital Gains-Class A              0.9027               6,722,036
    Long-Term Capital Gains-Class B              0.9027               2,741,646
    Long-Term Capital Gains-Class C              0.9027                 925,707
    Long-Term Capital Gains-Class P              0.9027                      43
    Long-Term Capital Gains-Class Y              0.9027                      42



5.   Portfolio Securities Transactions

Purchases and sales of investment securities (other than short-term investments) are as follows for the year ended November 30, 2000:

                                             Purchases                  Sales
--------------------------------------------------------------------------------
Small-Cap Value Series                    $384,676,842           $416,522,435
Large-Cap Series                           215,608,227            202,060,058

As of November 30, 2000, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments based on cost for federal income tax purposes were as follows:

                                                                  Gross                    Gross                    Net
                                                             Unrealized              Unrealized              Unrealized
                                        Tax Cost            Appreciation            Depreciation           Appreciation
-------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Series              $473,448,939            $108,580,156            $(32,611,060)            $75,969,096
Large-Cap Series                     253,172,171              59,866,258              (7,625,931)             52,240,327

6.   CERTAIN RECLASSIFICATIONS

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are either considered temporary or permanent in nature. Permanent items identified during the year ended November 30, 2000, have been reclassified among the components of net assets based on their tax basis treatment as follows:

                              Undistributed Net Investment           Undistributed
                           Income/Distributions in Excess             Net Realized
                                  of Net Investment Income                    Gain             Paid-in Capital
                                                 Increase                  Decrease                   Decrease
---------------------------------------------------------------------------------------------------------------
Small-Cap Value Series                          $6,247,166                $      -                 $(6,247,166)
Large-Cap Series                                   175,284                (175,284)                          -



7.   DIRECTORS' REMUNERATION

The Directors associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees are allocated among all funds in the Lord Abbett group based on the net assets of each fund. The outside Directors may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Directors' expense on the Statement of Operations and are not deductible for Federal income tax purposes until such amounts are paid.


8.   SUMMARY OF CAPITAL TRANSACTIONS

The Company has authorized 120 million shares of $0.001 par value capital stock for each of the Small-Cap Value Series and Large-Cap Series, designated as follows: 20 million Class A shares, 30 million Class B shares, 20 million Class C shares, 20 million Class P shares and 30 million Class Y shares.

SMALL-CAP VALUE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Year Ended November 30, 2000        Year Ended November 30, 1999
-----------------------------------------------------------------------------------------------------------------------------------
Class A                                                        Shares              Amount                Shares              Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                 4,818,236        $ 82,594,785             4,651,787        $ 75,759,779
Shares reacquired                                          (4,191,810)        (72,865,292)           (6,476,363)        (95,848,509)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease)                                           626,426        $  9,729,493            (1,824,576)       $(20,088,730)
-----------------------------------------------------------------------------------------------------------------------------------


Class B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   706,651        $ 12,391,753               828,910        $ 12,470,571
Shares reacquired                                          (2,793,692)        (46,682,086)           (4,647,173)        (67,423,653)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease                                                   (2,087,041)       $(34,290,333)           (3,818,263)       $(54,953,082)
-----------------------------------------------------------------------------------------------------------------------------------


Class C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   609,758        $ 10,728,092               507,260        $  7,620,650
Shares reacquired                                            (933,084)        (15,611,658)           (1,944,301)        (28,400,305)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease                                                     (323,326)       $ (4,883,566)           (1,437,041)       $(20,779,655)
-----------------------------------------------------------------------------------------------------------------------------------


Class P                                                                                             Period Ended November 30, 1999*
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         3.013       $      57                    69          $    1,126
Shares reacquired                                                  (3.013)            (57)                    -                   -
-----------------------------------------------------------------------------------------------------------------------------------
Increase                                                            -              $   -                     69          $    1,126
-----------------------------------------------------------------------------------------------------------------------------------


Class Y
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   433,830        $  7,439,390               686,634        $  9,962,039
Shares reacquired                                             (45,637)           (879,821)               (6,482)           (102,672)
-----------------------------------------------------------------------------------------------------------------------------------
Increase                                                      388,193        $  6,559,569               680,152        $  9,859,367
-----------------------------------------------------------------------------------------------------------------------------------

*For the period June 23, 1999 to November 30, 1999.


                                                                              19


LARGE-CAP SERIES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Year Ended November 30, 2000        Year Ended November 30, 1999
-----------------------------------------------------------------------------------------------------------------------------------
Class A                                                        Shares              Amount                Shares              Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                 2,038,836        $ 50,043,006             3,072,501        $ 74,412,345
Reinvestment of distributions                                 361,947           8,849,613                54,377           1,192,790
Shares reacquired                                          (1,651,167)        (40,735,102)           (1,015,292)        (23,925,525)
-----------------------------------------------------------------------------------------------------------------------------------
Increase                                                      749,616        $ 18,157,517             2,111,586        $ 51,679,610
-----------------------------------------------------------------------------------------------------------------------------------


Class B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   878,430        $ 21,420,446             1,429,541        $ 34,164,653
Reinvestment of distributions                                 138,521           3,349,441                11,962             255,502
Shares reacquired                                            (725,035)        (17,533,475)             (301,029)         (7,175,003)
-----------------------------------------------------------------------------------------------------------------------------------
Increase                                                      291,916        $  7,236,412             1,140,474        $ 27,245,152
-----------------------------------------------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   509,413        $ 12,387,401               502,800        $ 12,117,536
Reinvestment of distributions                                  36,655             887,061                 2,771              59,247
Shares reacquired                                            (226,781)         (5,428,304)             (158,988)         (3,759,206)
-----------------------------------------------------------------------------------------------------------------------------------
Increase                                                      319,287        $  7,846,158               346,583        $  8,417,577
-----------------------------------------------------------------------------------------------------------------------------------

Class P                                                                                             Period Ended November 30, 1999*
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                        -         $          -                    45        $      1,131
Reinvestment of distributions                                  2.318                   59                     -                   -
-----------------------------------------------------------------------------------------------------------------------------------
Increase                                                       2.318         $         59                    45        $      1,131
-----------------------------------------------------------------------------------------------------------------------------------


Class Y                                                                                             Period Ended November 30, 1999**

Shares sold                                                        -            $      -                     44        $      1,132
Reinvestment of distributions                                  2.459                   58                     -                   -
-----------------------------------------------------------------------------------------------------------------------------------
Increase                                                       2.459            $      58                    44        $      1,132
-----------------------------------------------------------------------------------------------------------------------------------

* For the period April 28, 1999 to November 30, 1999.
**For the period May 4, 1999 to November 30, 1999.



9.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Company's expenses.

10.  LINE OF CREDIT

Each Series, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility was at an annual rate of 0.06% during the year. Effective December 17, 1999, this fee was increased to 0.09% per annum. There were no loans outstanding pursuant to this Facility at November 30, 2000, nor was the Facility utilized at any time during the year.

11.  Transactions with Affiliated Companies

An affiliated company is a company in which a Series has ownership of at least 5% of the voting securites of the underlying issuer. Small-Cap Value Series had the following transactions during the year with companies that are affiliates:

                                                                                                   Realized Gain   Dividend Income
                     Balance of Shares       Gross     Gross   Balance of Shares      Value at        12/1/99           12/1/99 to
Affiliates            Held at 11/30/99   Additions     Sales    Held at 11/30/00      11/30/00     to 11/30/00           11/30/00
------------------------------------------------------------------------------------------------------------------------------------
Ivex Packaging Corp.         1,050,000      75,000         -         1,125,000    $ 9,843,750   $             -         $      -
Michael Baker Corp.            511,500           -         -           511,500      4,092,000                 -                -
Moog, Inc. - Class A           455,200           -   (76,700)          378,500      9,651,750           116,564                -
Rogers Corp.                   663,800     588,800  (153,700)        1,098,900     39,972,488        $3,183,508                -

Independent Auditors' Report


The Board of Directors and Shareholders,
Lord Abbett Research Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Research Fund, Inc.-
Small-Cap Value Series and Large-Cap Series (the "Company") as of November 30, 2000, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Research Fund, Inc.-Small-Cap Value Series and Large-Cap Series as of November 30, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.





/s/ Deloitte & Touche LLP

New York, New York
January 19, 2001





Copyright(C)2001 by Lord Abbett Research Fund, Inc., 90 Hudson Street, Jersey City, NJ 07302-3973

This publication, when not used for the general information of shareholders of Lord Abbett Research Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Series' Investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained in this publication will come to pass. All rights reserved. Printed in the U.S.A.

                                Investing in the
                           Lord Abbett
                                   Family of Funds

GROWTH                                                                                                      INCOME
===================================================================================================================
Growth Funds              Growth &                     Income Funds             Tax-Free          Money
                          Income Funds                                          Income Funds      Market Fund
-------------------------------------------------------------------------------------------------------------------
Alpha Series              Affiliated Fund              Bond-Debenture Fund      o California      U.S. Government
                                                                                o Connecticut     Securities Money
Global Fund -             Balanced Series              High Yield Fund          o Florida         Market Fund(1)(2)
Equity Series                                                                   o Georgia
                          Growth & Income Series       Global Fund--            o Hawaii
Growth                                                 Income Series            o Michigan
Opportunities             Research Fund--                                       o Minnesota
Fund                      Large-Cap Series             U.S. Government          o Missouri
                                                       Securities Series(1)     o National
International Series                                                            o New Jersey
                                                       Limited Duration U.S.    o New York
Large-Cap Growth Fund                                  Government Securities    o Pennsylvania
                                                       Series(1)                o Texas
Mid-Cap Value Fund                                                              o Washington
                                                       World Bond-
Research Fund -                                        Debenture Series
Small-Cap Value
Series






Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe that your investment professional provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

For more complete information about any Lord Abbett Fund, including risks, charges and ongoing expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

Numbers to Keep Handy
For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-Hour Automated Shareholder Service Line: 800-865-7582
Visit Our Website: www.lordabbett.com

(1) An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

(2) An investment in the Fund is neither insured not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained, its stable $1.00 price per share.

[LOGO]          Lord, Abbett & Co.
                Investment Management
A Tradition of Performance Through Disciplined Investing


Lord Abbett Mutual Fund shares are distributed by:
LORD ABBETT DISTRIBUTOR LLC
-----------------------------------------------------
90 Hudson Street o Jersey City, New Jersey 07302-3973


                                                                     LARF 2-1100
                                                                          (1/01)